Quarterly Holdings Report
for
Fidelity® SAI International Momentum Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IMI-NPRT3-0925
1.9898217.105
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 3.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
REA Group Ltd	10,684	1,627,504
Consumer Discretionary - 1.0%
Broadline Retail - 0.6%
Wesfarmers Ltd	87,729	4,798,737
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	59,622	2,669,689
Specialty Retail - 0.1%
JB Hi-Fi Ltd	22,770	1,621,726
TOTAL CONSUMER DISCRETIONARY		9,090,152

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	77,682	1,034,256
Financials - 0.4%
Banks - 0.4%
Commonwealth Bank of Australia	28,589	3,245,697
Health Care - 0.7%
Biotechnology - 0.1%
Telix Pharmaceuticals Ltd (b)	62,029	831,015
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	30,263	579,375
Health Care Providers & Services - 0.3%
Sigma Healthcare Ltd	1,230,509	2,272,893
Health Care Technology - 0.3%
Pro Medicus Ltd	11,317	2,323,998
TOTAL HEALTH CARE		6,007,281

Industrials - 0.5%
Passenger Airlines - 0.1%
Qantas Airways Ltd	154,418	1,070,941
Professional Services - 0.4%
Computershare Ltd	116,764	3,143,218
TOTAL INDUSTRIALS		4,214,159

Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	62,206	1,627,218
Materials - 0.6%
Metals & Mining - 0.6%
Evolution Mining Ltd	426,890	1,931,986
Genesis Minerals Ltd (b)	240,841	565,678
Northern Star Resources Ltd	238,332	2,367,907
Perseus Mining Ltd	291,095	607,722
		5,473,293
TOTAL AUSTRALIA		32,319,560
AUSTRIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
OMV AG	30,002	1,529,766
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	16,498	2,086,089
TOTAL AUSTRIA		3,615,855
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	25,006	5,434,843
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Prosus NV Class N	45,017	2,571,633
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	468,400	782,271
TOTAL CHINA		3,353,904
DENMARK - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	11,469	1,903,390
Health Care - 0.1%
Biotechnology - 0.1%
Zealand Pharma A/S (b)	10,076	529,469
TOTAL DENMARK		2,432,859
FINLAND - 1.2%
Financials - 0.7%
Insurance - 0.7%
Sampo Oyj A Shares	533,388	5,731,542
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	23,117	1,854,592
Industrials - 0.3%
Machinery - 0.3%
Wartsila OYJ Abp	94,690	2,619,380
TOTAL FINLAND		10,205,514
FRANCE - 8.6%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Accor SA	34,241	1,745,126
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	2,461	6,041,069
TOTAL CONSUMER DISCRETIONARY		7,786,195

Energy - 0.3%
Energy Equipment & Services - 0.2%
Technip Energies NV	29,696	1,283,718
Vallourec SACA	19,864	371,428
		1,655,146
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	7,032	1,324,112
TOTAL ENERGY		2,979,258

Health Care - 2.0%
Health Care Equipment & Supplies - 2.0%
EssilorLuxottica SA	59,743	17,767,372
Industrials - 2.8%
Aerospace & Defense - 2.8%
Dassault Aviation SA	3,844	1,194,957
Safran SA	68,828	22,696,133
		23,891,090
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	59,674	11,740,058
Real Estate - 0.2%
Retail REITs - 0.2%
Klepierre SA	47,090	1,803,484
Utilities - 1.0%
Multi-Utilities - 1.0%
Engie SA	373,811	8,402,612
TOTAL FRANCE		74,370,069
GERMANY - 14.8%
Communication Services - 2.6%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	541,881	19,435,063
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	11,819	1,338,668
Interactive Media & Services - 0.2%
Scout24 SE (c)(d)	15,989	2,142,156
TOTAL COMMUNICATION SERVICES		22,915,887

Consumer Discretionary - 0.8%
Specialty Retail - 0.1%
Auto1 Group SE (b)(c)(d)	23,371	706,781
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	33,422	6,409,627
TOTAL CONSUMER DISCRETIONARY		7,116,408

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Beiersdorf AG	18,593	2,310,409
Financials - 2.6%
Insurance - 2.6%
Hannover Rueck SE	11,901	3,618,091
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,996	17,673,499
Talanx AG	10,703	1,424,183
		22,715,773
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	42,536	2,157,487
Industrials - 3.1%
Aerospace & Defense - 1.3%
MTU Aero Engines AG	11,209	4,837,825
Rheinmetall AG	3,394	6,718,417
		11,556,242
Construction & Engineering - 0.1%
HOCHTIEF AG	3,425	749,281
Electrical Equipment - 1.7%
Siemens Energy AG (b)	120,988	14,007,842
TOTAL INDUSTRIALS		26,313,365

Information Technology - 3.5%
Software - 3.5%
Nemetschek SE	11,422	1,708,860
SAP SE	97,670	27,929,303
		29,638,163
Materials - 0.8%
Chemicals - 0.1%
K+S AG	38,183	578,669
Construction Materials - 0.7%
Heidelberg Materials AG	27,938	6,445,150
TOTAL MATERIALS		7,023,819

Utilities - 0.9%
Multi-Utilities - 0.9%
E.ON SE	424,739	7,748,620
TOTAL GERMANY		127,939,931
HONG KONG - 0.6%
Financials - 0.5%
Capital Markets - 0.5%
Hong Kong Exchanges & Clearing Ltd	66,700	3,609,725
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd (Singapore)	215,100	1,299,362
TOTAL HONG KONG		4,909,087
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	13,043	1,207,891
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	219,293	1,729,927
TOTAL IRELAND		2,937,818
ISRAEL - 1.8%
Financials - 1.3%
Banks - 1.3%
Bank Hapoalim BM	281,408	5,301,146
Bank Leumi Le-Israel BM	319,217	5,926,007
		11,227,153
Industrials - 0.3%
Aerospace & Defense - 0.3%
Elbit Systems Ltd	5,059	2,334,877
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	6,145	1,649,567
TOTAL ISRAEL		15,211,597
ITALY - 6.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	53,645	1,447,233
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	42,614	2,220,737
Financials - 5.0%
Banks - 3.6%
Banca Popolare di Sondrio SPA	96,658	1,325,879
Banco BPM SpA	323,024	4,128,713
BPER Banca SPA	214,317	2,112,180
UniCredit SpA	322,804	23,749,932
		31,316,704
Insurance - 1.4%
Generali	210,888	7,874,571
Poste Italiane Spa (c)(d)	97,458	2,109,270
Unipol Assicurazioni SpA	96,210	1,934,036
		11,917,877
TOTAL FINANCIALS		43,234,581

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	20,257	1,165,111
Industrials - 0.5%
Aerospace & Defense - 0.5%
Leonardo SpA	83,920	4,523,552
Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	4,711	739,764
Utilities - 0.2%
Gas Utilities - 0.1%
Italgas SpA	129,794	1,073,136
Multi-Utilities - 0.1%
Hera SpA	168,305	719,493
TOTAL UTILITIES		1,792,629

TOTAL ITALY		55,123,607
JAPAN - 24.1%
Communication Services - 0.7%
Entertainment - 0.4%
Konami Group Corp	21,700	2,945,966
Interactive Media & Services - 0.2%
LY Corp	533,800	1,951,128
Media - 0.1%
CyberAgent Inc	88,500	886,358
TOTAL COMMUNICATION SERVICES		5,783,452

Consumer Discretionary - 6.0%
Automobile Components - 0.5%
Sumitomo Electric Industries Ltd	164,600	4,084,500
Broadline Retail - 0.3%
Ryohin Keikaku Co Ltd	59,900	2,804,385
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	24,700	1,244,051
Skylark Holdings Co Ltd	48,500	921,879
		2,165,930
Household Durables - 2.6%
Sony Group Corp	885,000	21,287,185
Leisure Products - 0.3%
Bandai Namco Holdings Inc	93,800	3,033,204
Specialty Retail - 1.7%
Fast Retailing Co Ltd	42,900	13,085,775
Sanrio Co Ltd	42,900	1,760,281
		14,846,056
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	156,600	3,681,556
TOTAL CONSUMER DISCRETIONARY		51,902,816

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.7%
Aeon Co Ltd	197,800	6,318,298
Food Products - 0.2%
Toyo Suisan Kaisha Ltd	20,600	1,316,106
Household Products - 0.0%
Lion Corp	59,700	581,643
TOTAL CONSUMER STAPLES		8,216,047

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ENEOS Holdings Inc	577,100	3,028,988
Idemitsu Kosan Co Ltd	88,100	566,361
		3,595,349
Financials - 3.6%
Banks - 3.1%
Mizuho Financial Group Inc	470,800	13,809,346
Sumitomo Mitsui Financial Group Inc	512,900	12,938,729
		26,748,075
Insurance - 0.5%
Tokio Marine Holdings Inc	116,800	4,689,862
TOTAL FINANCIALS		31,437,937

Health Care - 2.1%
Health Care Equipment & Supplies - 0.4%
Terumo Corp	193,000	3,272,753
Pharmaceuticals - 1.7%
Chugai Pharmaceutical Co Ltd	134,200	6,433,139
Otsuka Holdings Co Ltd	109,200	5,198,980
Shionogi & Co Ltd	172,600	2,886,617
		14,518,736
TOTAL HEALTH CARE		17,791,489

Industrials - 6.6%
Air Freight & Logistics - 0.1%
Sankyu Inc	11,800	694,636
Building Products - 0.1%
Sanwa Holdings Corp	47,600	1,298,615
Construction & Engineering - 0.5%
Kinden Corp	24,700	777,722
Obayashi Corp	151,400	2,229,404
Shimizu Corp	116,100	1,286,152
		4,293,278
Electrical Equipment - 0.5%
Fujikura Ltd	57,800	3,923,604
Ground Transportation - 0.0%
Nikkon Holdings Co Ltd	26,600	599,131
Industrial Conglomerates - 2.7%
Hikari Tsushin Inc	4,800	1,290,522
Hitachi Ltd	672,100	20,566,700
Sekisui Chemical Co Ltd	85,200	1,477,805
		23,335,027
Machinery - 2.7%
Daifuku Co Ltd	79,700	2,017,702
IHI Corp	33,000	3,674,774
Kawasaki Heavy Industries Ltd	35,200	2,570,764
Mitsubishi Heavy Industries Ltd	619,500	14,791,428
		23,054,668
TOTAL INDUSTRIALS		57,198,959

Information Technology - 1.8%
IT Services - 1.7%
Fujitsu Ltd	173,800	3,786,045
NEC Corp	290,900	8,353,453
SCSK Corp	31,400	977,008
TIS Inc	43,300	1,381,353
		14,497,859
Software - 0.1%
Oracle Corp Japan	7,100	767,825
TOTAL INFORMATION TECHNOLOGY		15,265,684

Materials - 0.2%
Chemicals - 0.2%
Nippon Sanso Holdings Corp	41,400	1,465,293
Paper & Forest Products - 0.0%
Oji Holdings Corp	200,100	975,259
TOTAL MATERIALS		2,440,552

Real Estate - 1.2%
Office REITs - 0.1%
Orix JREIT Inc	588	768,652
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co Ltd	266,700	4,993,271
Mitsui Fudosan Co Ltd	484,200	4,327,925
		9,321,196
TOTAL REAL ESTATE		10,089,848

Utilities - 0.6%
Electric Utilities - 0.1%
Kyushu Electric Power Co Inc	98,300	871,439
Gas Utilities - 0.5%
Osaka Gas Co Ltd	84,800	2,145,554
Tokyo Gas Co Ltd	73,800	2,471,459
		4,617,013
TOTAL UTILITIES		5,488,452

TOTAL JAPAN		209,210,585
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	39,275	726,159
NETHERLANDS - 1.9%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	74,778	2,952,648
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	37,599	980,876
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	12,759	609,797
TOTAL ENERGY		1,590,673

Financials - 0.4%
Capital Markets - 0.4%
Euronext NV (c)(d)	20,444	3,303,626
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE (b)	12,654	8,498,804
TOTAL NETHERLANDS		16,345,751
NEW ZEALAND - 0.8%
Consumer Staples - 0.1%
Food Products - 0.1%
a2 Milk Co Ltd/The (e)	154,355	799,060
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	120,356	2,607,793
Information Technology - 0.4%
Software - 0.4%
Xero Ltd (b)	27,418	3,157,474
TOTAL NEW ZEALAND		6,564,327
NORWAY - 0.7%
Consumer Staples - 0.4%
Food Products - 0.4%
Mowi ASA	92,216	1,725,923
Orkla ASA	160,629	1,693,497
		3,419,420
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	93,763	2,809,163
TOTAL NORWAY		6,228,583
SINGAPORE - 2.8%
Financials - 2.4%
Banks - 2.2%
DBS Group Holdings Ltd	376,800	13,830,251
Oversea-Chinese Banking Corp Ltd	345,000	4,470,912
		18,301,163
Capital Markets - 0.2%
Singapore Exchange Ltd	160,200	1,964,309
TOTAL FINANCIALS		20,265,472

Industrials - 0.2%
Aerospace & Defense - 0.2%
Singapore Technologies Engineering Ltd	319,500	2,149,368
Real Estate - 0.1%
Specialized REITs - 0.1%
Keppel DC REIT	370,600	674,426
Utilities - 0.1%
Multi-Utilities - 0.1%
Sembcorp Industries Ltd	190,500	1,132,730
TOTAL SINGAPORE		24,221,996
SPAIN - 6.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica SA	1,027,505	5,302,747
Financials - 3.8%
Banks - 3.8%
Banco Bilbao Vizcaya Argentaria SA	1,175,211	19,600,484
Banco de Sabadell SA	1,093,305	4,043,730
Bankinter SA	118,835	1,695,181
CaixaBank SA	790,588	7,438,098
		32,777,493
Industrials - 0.3%
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	39,344	2,711,922
Utilities - 1.9%
Electric Utilities - 1.9%
Endesa SA	67,715	1,958,956
Iberdrola SA	817,504	14,368,728
		16,327,684
TOTAL SPAIN		57,119,846
SWEDEN - 1.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Telia Co AB	370,948	1,311,491
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	121,087	1,871,488
TOTAL COMMUNICATION SERVICES		3,182,979

Consumer Staples - 0.4%
Household Products - 0.4%
Essity AB B Shares	125,124	3,086,799
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Lifco AB B Shares	44,134	1,576,142
Information Technology - 0.6%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson B Shares	640,015	4,648,805
Electronic Equipment, Instruments & Components - 0.1%
Lagercrantz Group AB B Shares	41,536	966,560
TOTAL INFORMATION TECHNOLOGY		5,615,365

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wihlborgs Fastigheter AB	54,539	536,517
TOTAL SWEDEN		13,997,802
SWITZERLAND - 4.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	19,102	3,118,904
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	24,852	3,901,053
Industrials - 2.8%
Building Products - 0.3%
Belimo Holding AG	2,065	2,424,103
Electrical Equipment - 2.4%
ABB Ltd	321,448	20,989,949
Machinery - 0.1%
Sulzer AG	3,596	695,957
TOTAL INDUSTRIALS		24,110,009

Materials - 0.3%
Chemicals - 0.3%
Givaudan SA	587	2,465,075
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	3,184	721,275
Mobimo Holding AG	1,524	597,592
PSP Swiss Property AG	9,257	1,573,889
Swiss Prime Site AG	16,226	2,249,367
		5,142,123
TOTAL SWITZERLAND		38,737,164
UNITED KINGDOM - 14.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Rightmove PLC	165,763	1,792,037
Consumer Discretionary - 0.9%
Broadline Retail - 0.5%
Next PLC	24,359	3,960,092
Diversified Consumer Services - 0.2%
Pearson PLC	138,148	1,953,545
Leisure Products - 0.2%
Games Workshop Group PLC	7,029	1,512,176
TOTAL CONSUMER DISCRETIONARY		7,425,813

Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 0.9%
Tesco PLC	1,398,417	7,856,896
Food Products - 0.1%
Cranswick PLC	11,217	786,609
Personal Care Products - 1.2%
Unilever PLC	183,268	10,633,296
Tobacco - 0.7%
Imperial Brands PLC	161,186	6,282,931
TOTAL CONSUMER STAPLES		25,559,732

Financials - 5.5%
Banks - 4.1%
HSBC Holdings PLC	1,775,384	21,629,456
NatWest Group PLC	1,350,993	9,378,030
Standard Chartered PLC	256,210	4,593,070
		35,600,556
Capital Markets - 1.2%
3i Group PLC	196,451	10,734,509
Insurance - 0.2%
Admiral Group PLC	38,537	1,739,553
TOTAL FINANCIALS		48,074,618

Health Care - 0.1%
Pharmaceuticals - 0.1%
Hikma Pharmaceuticals PLC	31,672	821,495
Industrials - 4.2%
Aerospace & Defense - 3.0%
Babcock International Group PLC	107,789	1,479,033
Rolls-Royce Holdings PLC	1,695,758	24,067,861
		25,546,894
Passenger Airlines - 0.3%
International Consolidated Airlines Group SA	501,790	2,507,240
Professional Services - 0.9%
RELX PLC	158,074	8,213,697
TOTAL INDUSTRIALS		36,267,831

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	42,758	1,836,351
Real Estate - 0.1%
Industrial REITs - 0.1%
LondonMetric Property PLC	411,839	1,038,840
Utilities - 0.3%
Multi-Utilities - 0.3%
Centrica PLC	1,060,546	2,305,404
TOTAL UNITED KINGDOM		125,122,121
UNITED STATES - 2.6%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Tenaris SA	92,019	1,607,128
Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Alcon AG	32,450	2,869,263
Pharmaceuticals - 0.7%
Novartis AG	47,825	5,446,650
TOTAL HEALTH CARE		8,315,913

Industrials - 0.4%
Construction & Engineering - 0.4%
Ferrovial SE	65,305	3,346,220
Materials - 1.1%
Construction Materials - 1.1%
Buzzi SpA	17,676	922,257
Holcim AG	107,463	8,570,168
		9,492,425
TOTAL UNITED STATES		22,761,686
TOTAL COMMON STOCKS (Cost $619,015,125)		858,890,664

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $282,338)	4.25	283,000	282,324

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	4,813,665	4,814,628
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	769,923	770,000
TOTAL MONEY MARKET FUNDS (Cost $5,584,628)			5,584,628

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $624,882,091)	864,757,616
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	2,497,794
NET ASSETS - 100.0%	867,255,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	64	Sep 2025	8,362,880	(84,623)	(84,623)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,347,922 or 1.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,347,922 or 1.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Includes $28,269 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $282,324.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,117,784	111,962,976	111,266,132	145,143	-	-	4,814,628	4,813,665	0.0%
Fidelity Securities Lending Cash Central Fund	618,000	28,105,567	27,953,567	22,027	-	-	770,000	769,923	0.0%
Total	4,735,784	140,068,543	139,219,699	167,170	-	-	5,584,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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